LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2023	10,812,887
Granted	7,697,990
Share Bonus	664,433
Cancelled	(2,192,635)
Exercised	(2,674,136)
Balance on December 31, 2023	14,308,539
Granted	5,739,213
Share Bonus	2,910,064
Cancelled	(2,581,216)
Exercised	(4,093,375)
Balance on December 31, 2024	16,283,225
Granted	8,028,770
Cancelled	(1,320,055)
Exercised	(6,018,081)
Balance on December 31, 2025	16,973,859